Shareholder Report, Holdings (Details) - C000169915	Apr. 30, 2025
Nigeria
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guatemala
Holdings [Line Items]
Percent of Net Asset Value	3.30%
South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Egypt
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Colombia
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Turkey
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Argentina
Holdings [Line Items]
Percent of Net Asset Value	11.60%